As filed with the Securities and Exchange Commission on May 10, 2019.

1933 Act Registration No. 333-177369
1940 Act Registration No. 811-22613

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 48	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 51	[X]

JACKSON VARIABLE SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Chicago, Illinois 60606
(Mailing Address)

with a copy to:
Susan S. Rhee, Esq.	Ropes & Gray LLP
Jackson Variable Series Trust	191 N Wacker Drive
Vice President, Chief Legal Officer & Secretary	32nd Floor
1 Corporate Way	Chicago, Illinois 60606
Lansing, Michigan 48951	Attn: Paulita Pike

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on __________ pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

This Amendment to the Registration Statement on Form N-1A (the “Registration Statement”) is being filed solely to file the Part C (including signature pages).  Part A, Part B, and all exhibits thereto are incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement of Jackson Variable Series Trust (the “Registrant”) under the Securities Act of 1933, as amended, filed with the Securities and Exchange Commission (the “SEC”) on April 26, 2019 (File No. 333-177369).

JACKSON VARIABLE SERIES TRUST

PART C
OTHER INFORMATION

Note: Items 28-35 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 28. Exhibits

(a)	(1)	(i)	Amended and Restated Declaration of Trust of Registrant dated April 27, 2015.[11]

		(ii)	Amendment, effective September 25, 2017, to the Amended and Restated Declaration of Trust of Registrant dated April 27, 2015.[18]

(b)	(1)		Amended and Restated By-Laws of Registrant dated March 8, 2017.[15]

(c)			Not Applicable

Jackson National Asset Management, LLC (“JNAM”)

(d)	(1)	(i)	Investment Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[11]

		(ii)	Amendment, effective September 28, 2015, to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[13]

		(iii)	Amendment, effective April 25, 2016, to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[14]

		(iv)	Amendment, effective September 25, 2017, to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[17]

		(v)	Amendment, effective December 13, 2017, to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[18]

		(vi)	Amendment, effective April 30, 2018, to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[18]

		(vii)	Amendment, effective August 13, 2018, to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[19]

		(viii)	Amendment, effective April 29, 2019, to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[20]

(d)	(2)	(i)	Investment Advisory Agreement between JNAM and JNL/AQR Risk Parity Fund Ltd. dated April 27, 2015.[11]

		(ii)	Amendment, effective December 13, 2017, to the Investment Advisory Agreement between JNAM and JNL/AQR Risk Parity Fund Ltd. dated April 27, 2015.[18]

(d)	(3)	(i)	Investment Advisory Agreement between JNAM and JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd. dated August 13, 2018.[19]

(d)	(4)	(i)	Investment Advisory Agreement between JNAM and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. dated April 27, 2015.[11]

		(ii)	Amendment, effective December 13, 2017, to the Investment Advisory Agreement between JNAM and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. dated April 27, 2015.[18]

AQR Capital Management, LLC (“AQR”)

(d)	(5)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and AQR dated April 27, 2015.[11]

		(ii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and AQR dated April 27, 2015.[15]

		(iii)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and AQR dated April 27, 2015.[18]

(d)	(6)	(i)	Investment Sub-Advisory Agreement between JNAM and AQR on behalf of the JNL/AQR Risk Parity Fund Ltd. dated April 27, 2015.[11]

		(ii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between JNAM and AQR on behalf of the JNL/AQR Risk Parity Fund Ltd. dated April 27, 2015.[15]

		(iii)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between JNAM and AQR on behalf of the JNL/AQR Risk Parity Fund Ltd. dated April 27, 2015.[18]

BlackRock Financial Management, Inc. (“BlackRock Financial”)

(d)	(7)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and BlackRock Financial dated April 27, 2015.[11]

		(ii)	Amendment, effective September 19, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BlackRock Financial dated April 27, 2015.[15]

		(iii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BlackRock Financial dated April 27, 2015.[15]

		(iv)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BlackRock Financial dated April 27, 2015.[18]

BlackRock International Limited (“BlackRock International”)

(d)	(8)	(i)	Investment Sub-Advisory Agreement between JNAM and BlackRock International dated April 27, 2015.[11]

		(ii)	Amendment, effective September 19, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BlackRock International dated April 27, 2015.[15]

		(iii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BlackRock International dated April 27, 2015.[15]

		(iv)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BlackRock International dated April 27, 2015.[18]

BlackRock (Singapore) Limited (“BlackRock Singapore”)

(d)	(9)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and BlackRock Singapore dated April 27, 2015.[11]

		(ii)	Amendment, effective September 19, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BlackRock Singapore dated April 27, 2015.[15]

		(iii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BlackRock Singapore dated April 27, 2015.[15]

		(iv)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BlackRock Singapore dated April 27, 2015.[18]

Dimensional Fund Advisors LP (“DFA”)

(d)	(10)	(i)	Investment Sub-Advisory Agreement between JNAM and DFA dated April 27, 2015.[11]

		(ii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between JNAM and DFA dated April 27, 2015.[15]

		(iii)	Amendment, effective September 25, 2017, to Investment Sub-Advisory Agreement between JNAM and DFA dated April 27, 2015.[17]

		(iv)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between JNAM and DFA dated April 27, 2015.[18]

DoubleLine Capital LP (“DoubleLine”)

(d)	(11)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and DoubleLine dated April 27, 2015.[11]

		(ii)	Amendment, effective January 1, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and DoubleLine dated April 27, 2015.[14]

		(iii)	Amendment, effective May 25, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and DoubleLine dated April 27, 2015.[15]

		(iv)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and DoubleLine dated April 27, 2015.[15]

		(v)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and DoubleLine dated April 27, 2015.[18]

		(vi)	Amendment, effective August 13, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and DoubleLine dated April 27, 2015.[19]

Eaton Vance Management (“Eaton Vance”)

(d)	(12)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and Eaton Vance dated April 27, 2015.[11]

		(ii)	Amendment, effective January 1, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Eaton Vance dated April 27, 2015.[14]

		(iii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Eaton Vance dated April 27, 2015.[15]

		(iv)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Eaton Vance dated April 27, 2015.[18]

		(v)	Amendment, effective January 1, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Eaton Vance dated April 27, 2015.[18]

		(vi)	Amendment, effective August 13, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Eaton Vance dated April 27, 2015.[19]

(d)	(13)	(i)	Investment Sub-Advisory Agreement between JNAM and Eaton Vance, with respect to JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd., effective August 13, 2018.[19]

Epoch Investment Partners, Inc. (“Epoch”)

(d)	(14)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and Epoch dated April 27, 2015.[11]

		(ii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Epoch dated April 27, 2015.[15]

		(iii)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Epoch dated April 27, 2015.[18]

		(iv)	Amendment, effective April 30, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Epoch dated April 27, 2015.[18]

Lazard Asset Management LLC (“Lazard”)

(d)	(15)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and Lazard dated April 27, 2015.[11]

		(ii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Lazard dated April 27, 2015.[15]

		(iii)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Lazard dated April 27, 2015.[18]

Mellon Investments Corporation (originally, Mellon Capital Management Corporation) (“Mellon I”)

(d)	(16)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon I dated April 27, 2015.[11]

		(ii)	Amendment, effective September 28, 2015, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon I dated April 27, 2015.[13]

		(iii)	Amendment, effective April 25, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon I dated April 27, 2015.[14]

		(iv)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon I dated April 27, 2015.[15]

		(v)	Amendment, effective July 1, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon I dated April 27, 2015.[17]

		(vi)	Amendment, effective September 25, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon I dated April 27, 2015.[17]

		(vii)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon I dated April 27, 2015.[18]

		(viii)	Amendment, effective January 31, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon I dated April 27, 2015.[18]

		(ix)	Amendment, effective August 13, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon I dated April 27, 2015.[19]

		(x)	Amendment, effective August 31, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon I dated April 27, 2015.[20]

		(xi)	Amendment, effective January 2, 2019, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon I dated April 27, 2015.[20]

		(xii)	Amendment, effective January 25, 2019, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon I dated April 27, 2015. [20]

		(xiii)	Amendment, effective April 29, 2019, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon I dated April 27, 2015.[20]

Mellon Investments Corporation (originally, The Boston Company Asset Management LLC) (“Mellon II”)

(d)	(17)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon II dated April 27, 2015.[11]

		(ii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon II dated April 27, 2015.[15]

		(iii)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon II dated April 27, 2015.[18]

		(iv)	Amendment, effective January 31, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon II dated April 27, 2015.[18]

		(v)	Amendment, effective January 2, 2019, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon II dated April 27, 2015.[20]

		(vi)	Amendment, effective January 25, 2019, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon II dated April 27, 2015.[20]

Neuberger Berman Investment Advisers LLC (“Neuberger Berman”)

(d)	(18)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and Neuberger Berman dated April 27, 2015.[11]

		(ii)	Amendment, effective January 1, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Neuberger Berman dated April 27, 2015.[14]

		(iii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Neuberger Berman dated April 27, 2015.[15]

		(iv)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Neuberger Berman dated April 27, 2015.[18]

		(v)	Amendment, effective April 30, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Neuberger Berman dated April 27, 2015.[18]

(d)	(19)	(i)	Investment Sub-Advisory Agreement between JNAM and Neuberger Berman on behalf of the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. dated April 27, 2015.[11]

(ii)
Amendment, effective January 1, 2016, to Investment Sub-Advisory Agreement between JNAM and Neuberger Berman on behalf of the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. April 27, 2015.[14]

(iii)
Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between JNAM and Neuberger Berman on behalf of the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. April 27, 2015.[15]

(iv)
Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between JNAM and Neuberger Berman on behalf of the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. April 27, 2015.[18]

Nicholas Investment Partners, L.P. (“Nicholas”)

(d)	(20)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and Nicholas dated April 27, 2015.[11]

		(ii)	Amendment, effective September 19, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Nicholas dated April 27, 2015.[15]

		(iii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Nicholas dated April 27, 2015.[15]

		(iv)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Nicholas dated April 27, 2015.[18]

Pacific Investment Management Company LLC (“PIMCO”)

(d)	(21)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and PIMCO dated April 27, 2015.[11]

		(ii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and PIMCO dated April 27, 2015.[15]

		(iii)	Amendment, effective January 1, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and PIMCO dated April 27, 2015.[15]

		(iv)	Amendment, effective September 25, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and PIMCO dated April 27, 2015.[17]

		(v)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and PIMCO dated April 27, 2015.[18]

		(vi)	Amendment, effective August 13, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and PIMCO dated April 27, 2015.[19]

PPM America, Inc. (“PPM”)

(d)	(22)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and PPM dated April 27, 2015.[11]

		(ii)	Amendment, effective December 3, 2015, to Investment Sub-Advisory Agreement between Registrant, JNAM, and PPM dated April 27, 2015.[14]

		(iii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and PPM dated April 27, 2015.[15]

		(iv)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and PPM dated April 27, 2015.[18]

T. Rowe Price Associates, Inc. (“T. Rowe”)

(d)	(23)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and T. Rowe dated April 27, 2015.[11]

		(ii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and T. Rowe dated April 27, 2015.[15]

		(iii)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and T. Rowe dated April 27, 2015.[18]

The London Company of Virginia, LLC (“The London Company”)

(d)	(24)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and The London Company dated April 27, 2015.[11]

		(ii)	Amendment, effective January 1, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and The London Company dated April 27, 2015.[14]

		(iii)	Amendment, effective March 22, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and The London Company dated April 27, 2015.[14]

		(iv)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and The London Company dated April 27, 2015.[15]

		(v)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and The London Company dated April 27, 2015.[18]

		(vi)	Amendment, effective April 30, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and The London Company dated April 27, 2015.[18]

Van Eck Associates Corporation (“VanEck”)

(d)	(25)	(i)	Investment Sub-Advisory Agreement between JNAM and VanEck dated April 27, 2015.[11]

		(ii)	Amendment, effective December 3, 2015, to Investment Sub-Advisory Agreement between Registrant, JNAM, and VanEck April 27, 2015.[14]

		(iii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and VanEck April 27, 2015.[15]

		(iv)	Amendment, effective September 25, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and VanEck April 27, 2015.[17]

		(v)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and VanEck April 27, 2015.[18]

WCM Investment Management (“WCM”)

(d)	(26)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and WCM dated April 27, 2015.[11]

		(ii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and WCM dated April 27, 2015.[15]

		(iii)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and WCM dated April 27, 2015.[18]

Ziegler Capital Management, LLC (“Ziegler”)

(d)	(27)	(i)	Investment Sub-Advisory Agreement between JNAM and Ziegler dated May 29, 2015.[13]

		(ii)	Amendment, effective September 14, 2016, to Investment Sub-Advisory Agreement between JNAM and Ziegler dated May 29, 2015.[15]

		(iii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between JNAM and Ziegler dated May 29, 2015.[15]

		(iv)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between JNAM and Ziegler dated May 29, 2015.[18]

(e)	(1)	(i)	Second Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC (“JNLD”) dated July 1, 2017.[17]

		(ii)	Amendment, effective September 25, 2017, to Second Amended and Restated Distribution Agreement between Registrant and JNLD dated July 1, 2017.[17]

		(iii)	Amendment, effective August 13, 2018, to Second Amended and Restated Distribution Agreement between Registrant and JNLD dated July 1, 2017.[19]

(f)			Not Applicable.

(g)	(1)	(i)	Master Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A. (“JPMorgan Chase”) dated March 24, 2011.[1]

		(ii)	Mutual Fund Rider, dated March 24, 2011, to the Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase dated March 24, 2011.[1]

		(iii)	Addendum, dated November 30, 2011, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[2]

		(iv)	Amendment, effective March 1, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[4]

		(v)	Amendment, effective September 10, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[5]

		(vi)	Amendment, effective December 14, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[6]

		(vii)	Amendment, effective April 29, 2013, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[6]

		(viii)	Amendment, effective September 16, 2013, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[7]

		(ix)	Amendment, effective April 28, 2014, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[9]

		(x)	Amendment, effective September 15, 2014, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[10]

		(xi)	Amendment, effective April 27, 2015, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[11]

		(xii)	Amendment, effective June 19, 2015, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[13]

		(xiii)	Amendment, effective July 1, 2015, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[13]

		(xiv)	Amendment, effective September 28, 2015, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[13]

		(xv)	Amendment, effective April 20, 2016, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[14]

		(xvi)	Amendment, effective April 25, 2016, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[14]

		(xvii)	Revised Amendment, effective September 25, 2017, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[19]

		(xviii)	Amendment, effective August 13, 2018, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[19]

(g)	(2)	(i)
Master Global Custody Agreement between JPMorgan Chase, JNL/AQR Managed Futures Strategy Fund Ltd., and JNL/BlackRock Global Allocation Fund, Ltd. (“Cayman Custody Agreement”), effective June 16, 2011, dated June 16, 2011.[10]

(ii)
International Proxy Voting Addendum between JPMorgan Chase, and JNL/AQR Managed Futures Strategy Fund Ltd. and JNL/BlackRock Global Allocation Fund, Ltd., dated June 16, 2011, supplementing the Cayman Custody Agreement, dated June 16, 2011.[10]

		(iii)	Addendum, effective July 1, 2013, to the Cayman Custody Agreement dated June 16, 2011.[7]

		(iv)	Addendum, effective April 28, 2014, to the Cayman Custody Agreement dated June 16, 2011.[9]

		(v)	Addendum, effective April 27, 2015, to the Cayman Custody Agreement dated June 16, 2011.[13]

		(vi)	Addendum, effective June 19, 2015, to the Cayman Custody Agreement dated June 16, 2011.[13]

		(vii)	Addendum, effective April 25, 2016, to the Cayman Custody Agreement dated June 16, 2011.[14]

		(viii)	Amendment, effective September 25, 2017, to the Cayman Custody Agreement dated June 16, 2011.[17]

		(ix)	Amendment, effective March 1, 2019, to the Cayman Custody Agreement dated June 16, 2011.[20] (This amendment removes JNL ASF II (SBP), LLC as a party.)

(x)
Amendment, effective April 29, 2019, to the Cayman Custody Agreement dated June 16, 2011.[20] (This amendment removes JNL/AQR Managed Futures Strategy Fund Ltd., JNL/BlackRock Global Allocation Fund Ltd., and JNL/VanEck International Gold Fund Ltd., each as a party.)

(g)	(3)	(i)
Master Custodian Agreement between JNL/PPM America Floating Rate Income Fund and State Street Bank and Trust Company (“State Street”) (the “State Street Custodian Agreement”) dated December 30, 2010.[12]

		(ii)	Amendment, effective September 2, 2014, to the State Street Custodian Agreement dated December 30, 2010.[18]

		(iii)	Revised Amendment dated April 27, 2015, to State Street Custodian Agreement between Registrant and State Street dated December 30, 2010.[13]

		(iv)	Amendment, effective September 28, 2015, to the State Street Custodian Agreement dated December 30, 2010.[13]

		(v)	Amendment, effective April 25, 2016, to the State Street Custodian Agreement dated December 30, 2010.[14]

		(vi)	Amendment, effective September 19, 2016, to the State Street Custodian Agreement dated December 30, 2010.[15]

		(vii)	Amendment, effective April 24, 2017, to the State Street Custodian Agreement dated December 30, 2010.[15]

		(viii)	Amendment, effective September 25, 2017, to the State Street Custodian Agreement dated December 30, 2010.[17]

		(ix)	Amendment, effective March 9, 2018, to the State Street Custodian Agreement dated December 30, 2010.[18]

		(x)	Amendment, effective June 29, 2018, to the State Street Custodian Agreement dated December 30, 2010.[19]

(xi)
Amendment, effective August 13, 2018, to the State Street Custodian Agreement dated December 30, 2010.[19] (This amendment adds JNL Multi-Manager Alternative Fund (Boston Partners) Ltd. and JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd., additional “Cayman Entities,” as parties.)

		(xii)	Amendment, effective April 29, 2019, to the State Street Custodian Agreement dated December 30, 2010.[20] (This amendment removes JNL/AB Dynamic Asset Allocation Fund Ltd. as a party.)

(g)	(4)		Precious Metals Depository Agreement between HSBC Bank USA, National Association and Registrant, on behalf of the JNL/VanEck International Gold Fund, dated April 29, 2019.[20]

(h)	(1)	(i)	Administration Agreement between Registrant and JNAM dated April 27, 2015.[11]

		(ii)	Amendment, effective September 28, 2015, to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[13]

		(iii)	Amendment, effective October 1, 2015, to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[13]

		(iv)	Amendment, effective April 25, 2016, to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[14]

		(v)	Amendment, effective September 14, 2016, to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[15]

		(vi)	Amendment, effective September 25, 2017, to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[17]

		(vii)	Amendment, effective December 13, 2017, to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[18]

		(viii)	Amendment, effective August 13, 2018, to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[19]

		(ix)	Amendment, effective January 1, 2019, to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[20]

		(x)	Amendment, effective April 29, 2019, to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[20]

(h)	(2)	(i)	Administration Agreement between JNAM and JNL/AQR Risk Parity Fund Ltd. dated April 27, 2015.[11]

		(ii)	Amendment, effective December 13, 2017, to Administration Agreement between JNAM and JNL/AQR Risk Parity Fund Ltd. dated April 27, 2015.[18]

(h)	(3)	(i)	Administration Agreement between JNAM and JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd. dated August 13, 2018.[19]

(h)	(4)	(i)	Administration Agreement between JNAM and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. dated April 27, 2015.[11]

		(ii)	Amendment, effective December 13, 2017, to Administration Agreement between JNAM and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. dated April 27, 2015.[18]

(h)	(5)	(i)	Administrative Fee Waiver Agreement, dated September 25, 2017, between Registrant and JNAM.[17]

		(ii)	Amendment, effective April 30, 2018, to Administrative Fee Waiver Agreement between Registrant and JNAM dated September 25, 2017.[18]

(h)	(6)		Anti-Money Laundering Agreement between Registrant and Jackson National Life dated January 1, 2012.[2]

(h)	(7)	(i)	Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts dated April 1, 2016.[14]

(ii)
Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[19]

(h)	(8)	(i)
Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts dated April 1, 2016.[14]

(ii)
Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[19]

(h)	(9)	(i)
Master InterFund Lending Agreement, dated as April 27, 2015, by and among the series listed of the Registrant, JNL Series Trust, JNL Investors Series Trust, JNL Variable Fund LLC, JNL Strategic Income Fund LLC, Curian Series Trust, JNAM and Curian Capital, LLC.[11]

		(ii)	Amendment, effective February 2, 2016, to Master Interfund Lending Agreement dated April 27, 2015.[14]

		(iii)	Amendment, effective June 1, 2018, to Master Interfund Lending Agreement dated April 27, 2015.[19]

(h)	(10)	(i)	Management Fee Waiver Agreement, dated April 27, 2015, between Registrant and JNAM.[11]

		(ii)	Amendment, effective April 25, 2016, to Management Fee Waiver Agreement, between Registrant and JNAM dated April 27, 2015.[14]

		(iii)	Amendment, effective September 25, 2017, to Management Fee Waiver Agreement, between Registrant and JNAM dated April 27, 2015.[17]

		(iv)	Amendment, effective April 30, 2018, to Management Fee Waiver Agreement, between Registrant and JNAM dated April 27, 2015.[18]

		(v)	Amendment, effective April 29, 2019, to Management Fee Waiver Agreement, between Registrant and JNAM dated April 27, 2015.[20]

(h)	(11)	(i)
Participation Agreement between Registrant, Jackson National Life Insurance Company (“Jackson National Life”), American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[2]

(ii)
Amendment, effective May 1, 2013, to Participation Agreement between Registrant, Jackson National Life, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[7]

(iii)
Second Amendment, effective December 31, 2014, to Participation Agreement between Registrant, Jackson National Life, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[11]

(iv)
Amendment, effective April 27, 2015, to Participation Agreement between Registrant, Jackson National Life, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[13]

(h)	(12)	(i)
Participation Agreement between Registrant, Jackson National Life Insurance Company of New York (“JNLNY”), American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[2]

(ii)
Amendment, effective May 1, 2013, to Participation Agreement between Registrant, JNLNY, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[7]

(iii)
Second Amendment, effective December 31, 2014, to Participation Agreement between Registrant, JNLNY, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[11]

(iv)
Amendment, effective April 27, 2015, to Participation Agreement between Registrant, JNLNY, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[13]

(h)	(13)	(i)
Participation Agreement between Registrant, iShares Trust, iShares U.S. ETF Trust, iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc, iShares U.S. ETF Company, Inc., and iShares Sovereign Screened Global Bond Fund, Inc. (collectively, “iShares”) dated January 31, 2012.[3]

		(ii)	Amendment, effective April 27, 2015, to Participation Agreement between Registrant and iShares dated January 31, 2012.[13]

		(iii)	Amendment, effective September 25, 2017, to Participation Agreement between Registrant and iShares dated January 31, 2012.[17]

		(iv)	Amendment, effective August 13, 2018, to Participation Agreement between Registrant and iShares dated January 31, 2012.[19]

(h)	(14)
Plan of Reorganization of the Registrant (regarding its JNL Real Assets Fund (the Acquired Fund)) and JNL Series Trust (regarding its JNL/PIMCO Real Return Fund (the Acquiring Fund)) dated August 10, 2018.[19]

(h)	(15)		Plan of Reorganization of the Registrant (regarding its JNL Interest Rate Opportunities Fund (the Acquired Fund) and its JNL Conservative Allocation Fund (the Acquiring Fund)) dated August 10, 2018.[19]

(h)	(16)	(i)	Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[2]

		(ii)	Amendment, effective March 1, 2012, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[4]

		(iii)	Amendment, effective September 10, 2012, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[5]

		(iv)	Amendment, effective April 29, 2013, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[6]

		(v)	Amendment, effective August 28, 2013, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[8]

		(vi)	Amendment, effective September 16, 2013, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[7]

		(vii)	Amendment, effective April 28, 2014, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[9]

		(viii)	Amendment, effective August 21, 2014, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[10]

		(ix)	Amendment, effective September 15, 2014, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[10]

		(x)	Amendment, effective April 27, 2015, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[11]

		(xi)	Amendment, effective September 28, 2015, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[13]

		(xii)	Amendment, effective April 25, 2016, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[14]

		(xiii)	Amendment, effective September 25, 2017, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[17]

		(xiv)	Amendment, effective December 13, 2017, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[18]

		(xv)	Amendment, effective August 13, 2018, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[19]

(i)			Opinion and Consent of Counsel.[20]

(j)			Consent of Auditors.[20]

(k)			Not Applicable

(l)	(1)		Initial Capital Agreement, dated November 30, 2011, between Registrant and Jackson National Life.[2]

(m)	(1)	(i)	Amended and Restated Distribution Plan dated July 1, 2017.[17]

		(ii)	Amendment, effective September 25, 2017, to Amended and Restated Distribution Plan dated July 1, 2017.[17]

		(iii)	Amendment, effective August 13, 2018, to Amended and Restated Distribution Plan dated July 1, 2017.[19]

(n)	(1)	(i)	Multiple Class Plan, effective September 25, 2017.[17]

		(ii)	Amendment, effective August 13, 2018, to Multiple Class Plan, effective September 25, 2017.[19]

(o)			Not Applicable

(p)	(1)	(i)	Code of Ethics for Registrant, JNAM, JNLD, and PPM (Identified Prudential PLC North American Business Units CODE OF ETHICS AND CONDUCT) dated January 1, 2018.[18]

		(ii)	Sarbanes Oxley version of Code of Ethics for Registrant, dated June 5, 2015.[20]

(p)	(2)		Business Conduct Manual and Code of Ethics for AQR dated February 2016.[15]

(p)	(3)		Code of Ethics for BlackRock Financial, BlackRock International, and BlackRock Singapore dated May 8, 2017.[18]

(p)	(4)		Code of Ethics for DFA dated October 1, 2017.[20]

(p)	(5)		Code of Ethics for DoubleLine dated September 2017.[18]

(p)	(6)		Code of Ethics for Eaton Vance dated October 1, 2018.[20]

(p)	(7)		Code of Ethics for Epoch dated October 2017.[18]

(p)	(8)		Code of Ethics for Lazard dated September 1, 2017.[18]

(p)	(9)		Code of Conduct for Mellon I dated January 2018; and Personal Securities Trading Policy, dated December 22, 2017, which are collectively considered Mellon I’s Code of Ethics.[20]

(p)	(10)		Code of Conduct for Mellon II dated January 2018; and Personal Securities Trading Policy, dated December 22, 2017, which are collectively considered Mellon II’s Code of Ethics.[20]

(p)	(11)		Code of Ethics for Neuberger Berman dated January 2018. [20]

(p)	(12)		Code of Ethics for Nicholas dated April 1, 2017. [17]

(p)	(13)		Code of Ethics for PIMCO dated December 2017.[20]

(p)	(14)		Code of Ethics for T. Rowe dated September 1, 2018.[20]

(p)	(15)		Code of Ethics for The London Company dated March 23, 2017.[18]

(p)	(16)		Code of Ethics for VanEck dated December 5, 2017.[18]

(p)	(17)		Code of Ethics for WCM dated January 1, 2018.[20]

(p)	(18)		Code of Ethics for Ziegler dated April 8, 2016.[15]

(p)	(19)
Code of Ethics for Capital Research and Management Company, the investment adviser to American Funds Insurance Series, dated April 2018.[19] (Certain feeder funds of the Registrant utilize American Funds Insurance Series master funds.)

[1]
Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to its registration statement on Form N-1A (333-177369; 811-22613) (“Registration Statement”) filed with the Securities and Exchange Commission (“SEC”) on October 19, 2011.

[2]	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed with the SEC on January 26, 2012.

[3]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed with the SEC on March 1, 2012.

[4]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2012.

[5]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A filed with the SEC on August 24, 2012.

[6]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2013.

[7]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A filed with the SEC on September 13, 2013.

[8]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A filed with the SEC on March 14, 2014.

[9]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2014.

[10]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed with the SEC on January 16, 2015.

[11]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A filed with the SEC on April 24, 2015.

[12]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A filed with the SEC on June 9, 2015.

[13]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A filed with the SEC on September 25, 2015.

[14]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A filed with the SEC on April 22, 2016.

[15]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A filed with the SEC on April 21, 2017.

[16]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A filed with the SEC on June 6, 2017.

[17]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A filed with the SEC on September 22, 2017.

[18]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A filed with the SEC on April 27, 2018.

[19]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 45 to its Registration Statement on Form N-1A filed with the SEC on August 10, 2018.

[20]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 47 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2019.

Item 29. Persons controlled by or under Common Control with Registrant.

JNL Series Trust
JNL Variable Fund LLC
JNL Investors Series Trust
Jackson National Separate Account I
Jackson National Separate Account III
Jackson National Separate Account IV
Jackson National Separate Account V
JNLNY Separate Account I
JNLNY Separate Account II
JNLNY Separate Account IV
PPM Funds

Item 30. Indemnification.

Amended and Restated Declaration of Trust:  Article IV of the Registrant’s Amended and Restated Declaration of Trust, as amended, provides that each of its Trustees and Officers (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a “Covered Person”) shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Article IV, Section 4.3 of the Registrant’s Amended and Restated Declaration of Trust, as amended, provides the following:

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series (unless the Series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligations, to the extent not satisfied out of the assets of a Series, the obligation shall be an obligation of the Trust), to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)
the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:

(i)
against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

		(A)	by the court or other body approving the settlement or other disposition;

(B)
based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (i) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (ii) written opinion of independent legal counsel; or

		(C)	by a vote of a majority of the Shares outstanding and entitled to vote (excluding Shares owned of record or beneficially by such individual).

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

(d)
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)
such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

(ii)
a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 4.3 of the Registrant’s Amended and Restated Declaration of Trust, a “Non-interested Trustee” is one who (i) is not an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.

Indemnification Arrangements: The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons’ activities as officers, trustees or employees of the Registrant.

Item 31. Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of JNAM contained in the section entitled “Management of the Trust” of the Prospectus, and the biographical information pertaining to Messrs. Anyah, Bouchard, Crowley, Gillespie, Rybak, Wehrle, Wood, Childs, Gorman, Harding, Koors, Lueck, O’Boyle, and Nerud; and Mses. Carnahan, Engler, Woodworth, Bennett, Crosser, Leeman, Nelson, and Rhee contained in the section entitled “Trustees and Officers of the Trust” and the description of JNAM contained in the section entitled “Investment Adviser and Other Services” of the Statement of Additional Information.

Directors and Officers of JNAM:

NAME	ADDRESS	PRINCIPAL OCCUPATION

Lisa Benkowski	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President (08/20/2016 to Present).

Emily Bennett	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President (02/17/2018 to Present) and Associate General Counsel (03/2016 to Present).

Eric Bjornson	1 Corporate Way Lansing, Michigan 48951	Vice President – Operations (06/28/2014 to Present).

Richard Catts	1 Corporate Way Lansing, Michigan 48951	Vice President (07/01/2017 to Present).

Garett Childs	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President, Corporate Finance and Controller (12/28/2013 to Present); and Chief Risk Officer (08/11/2016 to Present).

Michael A. Costello	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (06/30/2016 to present).

Robert Dombrower	1 Corporate Way Lansing, Michigan 48951	Vice President (07/01/2017 to Present).

Kevin Frank	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President (09/11/2018 to Present).

Steven J. Fredricks	1 Corporate Way Lansing, Michigan 48951	Chief Compliance Officer (02/2005 to 05/04/2018). Senior Vice President (02/27/2013 to 05/04/2018).

Mark Godfrey	1 Corporate Way Lansing, Michigan 48951	Vice President (07/01/2017 to Present).

Richard Gorman	1 Corporate Way Lansing, Michigan 48951	Chief Compliance Officer (08/20/2018 to present). Senior Vice President (08/20/2018 to present).

William Harding	1 Corporate Way Lansing, Michigan 48951	Senior Vice President, Chief Investment Officer (06/28/2014 to Present).

Bradley O. Harris	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (12/01/2015 to Present).

Kelli Hill	1 Corporate Way Lansing, Michigan 48951	Vice President (07/01/2017 to Present).

Karen Huizenga	1 Corporate Way Lansing, Michigan 48951	Vice President - Financial Reporting (07/01/2011 to 05/02/2018).

Sean Hynes	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President (08/20/2016 to Present).

Daniel W. Koors	1 Corporate Way Lansing, Michigan 48951	Senior Vice President (01/2009 to Present); and Chief Operating Officer (04/11/2011 to Present).

Mark B. Mandich	225 West Wacker Drive Suite 1200 Chicago, Illinois 60606	Managing Board Member (05/20/2015 to 05/29/2018).

Jim McCartin	1 Corporate Way Lansing, Michigan 48951	Vice President (09/01/2018 to Present).

P. Chad Meyers	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (05/20/2015 to Present); and Chairman (10/15/2015 to Present).

Mia K. Nelson	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President (02/18/2017 to Present).

Mark D. Nerud	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (05/20/2015 to Present). President (01/01/2007 to Present); and Chief Executive Officer (01/01/2010 to Present).

Joseph B. O’Boyle	1 Corporate Way Lansing, Michigan 48951	Vice President, Compliance (09/10/2015 to present); and Acting Chief Compliance Officer (05/04/2018 to (08/20/2018).

Michael Piszczek	1 Corporate Way Lansing, Michigan 48951	Vice President – Tax (07/01/2011 to 04/03/2018).

Alison Reed	7601 Technology Way Denver, CO 80237	Managing Board Member (06/30/2016 to Present).

Susan S. Rhee	1 Corporate Way Lansing, Michigan 48951	Secretary (11/2000 to Present); General Counsel (01/01/2010 to Present); and Senior Vice President (01/01/2010 to Present).

Kristan L. Richardson	1 Corporate Way Lansing, Michigan 48951	Assistant Secretary (06/12/2014 to Present).

Andrew Tedeschi	1 Corporate Way Lansing, Michigan 48951	Vice President, Financial Reporting (01/28/2019 to Present).

Bryan Yates	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President (08/20/2016 to Present).

AQR Capital Management, LLC; BlackRock Financial Management, Inc.; BlackRock International Limited; BlackRock (Singapore) Limited; Dimensional Fund Advisors L.P.; DoubleLine Capital LP; Eaton Vance Management; Epoch Investment Partners, Inc.; Lazard Asset Management LLC; Mellon Investments Corporation; Neuberger Berman Investment Advisers LLC; Nicholas Investment Partners, L.P.; Pacific Investment Management Company LLC; PPM America, Inc.; T. Rowe Price Associates, Inc.; The London Company of Virginia, LLC; Van Eck Associates Corporation; WCM Investment Management; and Ziegler Capital Management, LLC, the sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services.  Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and other required information:

SUB-ADVISERS:	FILE NO.:

AQR Capital Management, LLC	801-55543
BlackRock Financial Management, Inc.	801-48433
BlackRock International Limited	801-51087
BlackRock (Singapore) Limited	801-76926
Dimensional Fund Advisors LP	801-16283
DoubleLine Capital LP	801-70942
Eaton Vance Management	801-15930
Epoch Investment Partners, Inc.	801-63118
Lazard Asset Management LLC	801-61701
Mellon Investments Corporation	801-19785
Neuberger Berman Investment Advisers LLC	801-61757
Nicholas Investment Partners, L.P.	801-66532
Pacific Investment Management Company LLC	801-48187
PPM America, Inc.	801-40783
T. Rowe Price Associates, Inc.	801-856
The London Company of Virginia, LLC	801-46604
Van Eck Associates Corporation	801-21340
WCM Investment Management	801-11916
Ziegler Capital Management, LLC	801-64334

Item 32. Principal Underwriters.

(a)
Jackson National Life Distributors LLC acts as general distributor for the Registrant.  Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, JNL Variable Fund LLC, JNL Investors Series Trust, JNL Series Trust, and PPM Funds.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

NAME AND BUSINESS ADDRESS:	POSITIONS AND OFFICERS WITH UNDERWRITER:	POSITIONS AND OFFICES WITH FUND

Gregory P. Cicotte 300 Innovation Drive Franklin TN, 37067	Manager, President and Chief Executive Officer	N/A

Scott Romine 300 Innovation Drive Franklin TN, 37067	President of Advisory Solutions	N/A

Michael Falcon 300 Innovation Drive Franklin TN, 37067	Chairperson	N/A

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Manager	N/A

Bradley O. Harris 300 Innovation Drive Franklin TN, 37067	Manager	N/A

Emilio Pardo 300 Innovation Drive Franklin TN, 37067	Manager	N/A

Heather R. Strang 1 Corporate Way Lansing, MI 48951	Manager	N/A

Scott Golde 1 Corporate Way Lansing, MI 48951	General Counsel	N/A

Yesenia Akright 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Ty Anderson 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Lisa Backens 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Ed Balsmann 300 Innovation Drive Franklin TN, 37067	Senior Vice President and Chief Compliance Officer	N/A

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Bill Burrow 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Lauren Caputo 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Christopher Ciavarra 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Court Chynces 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Kevin Donovan 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Ashley S. Golson 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Elizabeth Griffith 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Paul Hardy 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Mona Hernandez 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Thomas Hurley 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Amanda Jenkins 1 Corporate Way Lansing, MI 48951	Assistant Secretary	N/A

Mark Jones 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Kristine Lowry 300 Innovation Drive Franklin TN, 37067	Vice President, FinOp and Controller	N/A

Matt Lemieux 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Dana Rene Malesky Flegler 1 Corporate Way Lansing, MI 48951	Vice President	N/A

Greg Masucci 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Heather Mayes 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Tim Munsie 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Kevin Nuttall 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Joseph Patracuollo 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Allison Pearson 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Laura Pleake 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Kimberly Plyer 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Alison Reed 300 Innovation Drive Franklin TN, 37067	Executive Vice President, Operations	N/A

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary	N/A

Ryan Riggen 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Sam Rosenbrock 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Marc Socol 300 Innovation Drive Franklin TN, 37067	Executive Vice President, National Sales Manager	N/A

Daniel Starishevsky 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Molly Stevens 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Brian Sward 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Jeremy Swartz 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Jeffrey Toerne 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Nicki Unrein 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Christian Von Allmen 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Sutton White 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Byron Wilson 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Sharon Wilson 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Myles Womack 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Phil Wright 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

(c)	The Funds have no principal underwriter who is not an affiliated person of the Funds or an affiliated person of such person.

Item 33. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Registrant at 1 Corporate Way, Lansing, Michigan 48951, at 225 West Wacker Drive, Chicago, Illinois 60606, and at the following locations:

Office of the Administrator	1 Corporate Way, Lansing, Michigan 48951
Office of the Custodian: JPMorgan Chase Bank, N.A.	270 Park Avenue, New York, New York 10017
Office of the Custodian: State Street Bank and Trust Company	200 Newport Avenue, Josiah Quincy Building – Floor 5, North Quincy, Massachusetts 02171
The Bank of Nova Scotia	One Liberty Plaza, 25th Floor, New York, New York 10006
AQR Capital Management, LLC	Two Greenwich Plaza, Greenwich, Connecticut 06830
BlackRock Financial Management, Inc.	55 East 52nd Street, New York, New York 10055
BlackRock International Limited	Exchange Place One, 1 Semple Street, Edinburgh, United Kingdom EH3 8BL
BlackRock (Singapore) Limited	#18-01, Twenty Anson, 20 Anson Road, Singapore, 079912
Dimensional Fund Advisors LP	6300 Bee Cave Road, Building One, Austin, Texas 78746
DoubleLine Capital LP	505 N. Brand Boulevard, Suite 860, Glendale, California 91203
Eaton Vance Management	Two International Place, Boston, Massachusetts, 02110
Epoch Investment Partners, Inc.	399 Park Avenue, 31st Floor, New York, New York 10022
Lazard Asset Management LLC	30 Rockefeller Plaza, 55th Floor, New York, New York 10112
Mellon Investments Corporation	201 Washington Street, Boston, Massachusetts 02108
Neuberger Berman Investment Advisers LLC	190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603
Nicholas Investment Partners, L.P.	6451 El Sicomoro Street, Rancho Santa Fe, California 92067
Pacific Investment Management Company LLC	650 Newport Center Drive, Newport Beach, California 92660
PPM America, Inc.	225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
T. Rowe Price Associates, Inc.	100 East Pratt Street, Baltimore, Maryland 21202
The London Company of Virginia, LLC	1800 Bayberry Court, Suite 301, Richmond, Virginia 23226
Van Eck Associates Corporation	666 Third Avenue, 9th Floor, New York, NY 10017
WCM Investment Management	281 Brooks Street, Laguna Beach, California 92651
Ziegler Capital Management, LLC	70 W Madison Street, Suite 2400, Chicago, IL 60602

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 10th day of May, 2019.

JACKSON VARIABLE SERIES TRUST

/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Chief Legal Officer, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Susan S. Rhee *	May 10, 2019
Eric O. Anyah
Trustee

/s/ Susan S. Rhee *	May 10, 2019
Michael J. Bouchard
Trustee

/s/ Susan S. Rhee *	May 10, 2019
Ellen Carnahan
Trustee

/s/ Susan S. Rhee *	May 10, 2019
William J. Crowley, Jr.
Trustee

/s/ Susan S. Rhee *	May 10, 2019
Michelle Engler
Trustee

/s/ Susan S. Rhee *	May 10, 2019
John W. Gillespie
Trustee

/s/ Susan S. Rhee *	May 10, 2019
William R. Rybak
Trustee

/s/ Susan S. Rhee *	May 10, 2019
Mark S. Wehrle
Trustee

/s/ Susan S. Rhee *	May 10, 2019
Edward C. Wood
Trustee

/s/ Susan S. Rhee *	May 10, 2019
Patricia A. Woodworth
Trustee

/s/ Susan S. Rhee *	May 10, 2019
Mark D. Nerud
Trustee, President and Chief Executive Officer (Principal Executive Officer)

/s/ Susan S. Rhee *	May 10, 2019
Daniel W. Koors
Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/AQR Risk Parity Fund Ltd. has duly caused this Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to JNL/AQR Risk Parity Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 10th day of May, 2019.

JNL/AQR RISK PARITY FUND LTD.

/s/ Susan S. Rhee
Susan S. Rhee
Director of JNL/AQR Risk Parity Fund Ltd.

This Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to the JNL/AQR Risk Parity Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Susan S. Rhee *	May 10, 2019
Daniel W. Koors
Director of JNL/AQR Risk Parity Fund Ltd.

/s/ Susan S. Rhee	May 10, 2019
Susan S. Rhee
Director of JNL/AQR Risk Parity Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd. has duly caused this Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 10th day of May, 2019.

JNL/EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND LTD.

/s/ Susan S. Rhee
Susan S. Rhee
Director of JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd.

This Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Susan S. Rhee *	May 10, 2019
Daniel W. Koors
Director of JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd.

/s/ Susan S. Rhee	May 10, 2019
Susan S. Rhee
Director of JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. has duly caused this Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 10th day of May, 2019.

JNL/NEUBERGER BERMAN RISK BALANCED COMMODITY STRATEGY FUND LTD.

/s/ Susan S. Rhee
Susan S. Rhee
Director of JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd.

This Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Susan S. Rhee *	May 10, 2019
Daniel W. Koors
Director of JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd.

/s/ Susan S. Rhee	May 10, 2019
Susan S. Rhee
Director of JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JACKSON VARIABLE SERIES TRUST (333-177369), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of Jackson Variable Series Trust, hereby constitute and appoint Susan S. Rhee and Emily J. Bennett,  his/her attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Eric O. Anyah	January 1, 2019
Eric O. Anyah
Trustee

/s/ Michael J. Bouchard	January 1, 2019
Michael J. Bouchard
Trustee

/s/ Ellen Carnahan	January 1, 2019
Ellen Carnahan
Trustee

/s/ William J. Crowley, Jr.	January 1, 2019
William J. Crowley, Jr.
Trustee

/s/ Michelle Engler	January 1, 2019
Michelle Engler
Trustee

/s/ John W. Gillespie	January 1, 2019
John W. Gillespie
Trustee

/s/ William R. Rybak	January 1, 2019
William R. Rybak
Trustee

/s/ Mark S. Wehrle	January 1, 2019
Mark S. Wehrle
Trustee

/s/ Edward C. Wood	January 1, 2019
Edward C. Wood
Trustee

/s/ Patricia A. Woodworth	January 1, 2019
Patricia A. Woodworth
Trustee

/s/ Mark D. Nerud	January 1, 2019
Mark D. Nerud
President and Chief Executive Officer (Principal Executive Officer)

/s/ Daniel W. Koors	January 1, 2019
Daniel W. Koors
Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors of JNL/AQR RISK PARITY FUND LTD., a subsidiary of the JNL/AQR Risk Parity Fund, a fund of the Jackson Variable Series Trust (333-177369), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of Jackson Variable Series Trust, hereby constitute and appoint Susan S. Rhee and Mark D. Nerud, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Susan S. Rhee	August 6, 2018
Mark D. Nerud

/s/ Daniel W. Koors	August 6, 2018
Daniel W. Koors

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors of JNL/EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND LTD., a subsidiary of the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, a fund of the Jackson Variable Series Trust (333-177369), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of Jackson Variable Series Trust, hereby constitute and appoint Susan S. Rhee and Mark D. Nerud, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Susan S. Rhee	August 6, 2018
Mark D. Nerud

/s/ Daniel W. Koors	August 6, 2018
Daniel W. Koors

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors of JNL/NEUBERGER BERMAN RISK BALANCED COMMODITY STRATEGY FUND LTD., a subsidiary of the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, a fund of the Jackson Variable Series Trust (333-177369), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of Jackson Variable Series Trust, hereby constitute and appoint Susan S. Rhee and Mark D. Nerud, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Susan S. Rhee	August 6, 2018
Mark D. Nerud

/s/ Daniel W. Koors	August 6, 2018
Daniel W. Koors